Document and Entity Information	Oct. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 01, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Dec. 31, 2018